Note 14 - Related Party Transactions	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of related party [text block]

14.    RELATED PARTY TRANSACTIONS

The Company does not have offices or direct personnel in Mexico, but rather is party to a Field Services Agreement, whereby it has contracted administrative and exploration services in Mexico with Minera Cascabel S.A. de C.V. (“Cascabel”) and IMDEX Inc. (“IMDEX”). Dr. Peter Megaw, the Company’s Chief Exploration Officer, is a principal of both IMDEX and Cascabel, and is remunerated by the Company through fees to IMDEX. In addition to corporate executive responsibilities with MAG, Dr. Megaw is responsible for the planning, execution and assessment of the Company’s exploration programs, and he and his team developed the geologic concepts and directed the discovery and acquisition of the Juanicipio property.

During the year, the Company incurred expenses with Cascabel and IMDEX as follows:
	December 31,	December 31,
	2021	2020

Fees related to Dr. Megaw:
Exploration and marketing services	$436	$505
Travel and expenses	29	12
Other fees to Cascabel and IMDEX:
Administration for Mexican subsidiaries	54	54
Field exploration services	167	160
	$686	$731

All transactions are incurred in the normal course of business, and are negotiated on terms between the parties which are believed to represent fair market value for all services rendered. A portion of the expenditures are incurred on the Company’s behalf, and are charged to the Company on a “cost + 10%” basis. The services provided do not include drilling and assay work which are contracted out independently from Cascabel and IMDEX. Included in trade and other payables at December 31, 2021 is $22 related to these services ( December 31, 2020: $78).

Any amounts due to related parties arising from the above transactions are unsecured, non-interest bearing and are due upon receipt of invoices.

The Company holds various mineral property claims in Mexico upon which full impairments have been recognized. The Company is obligated to a 2.5% NSR royalty on the Cinco de Mayo property payable to the principals of Cascabel under the terms of an option agreement dated February 26, 2004, whereby the Company acquired a 100% interest in the property from Cascabel, and under the terms of assignment agreements entered into by Cascabel with its principals.

The immediate parent and ultimate controlling party of the consolidated group is MAG Silver Corp. (incorporated in British Columbia, Canada).

The details of the Company’s significant subsidiaries and controlling ownership interests are as follows:

Name	Country of	Principal	MAG's effective interest
	Incorporation	Project	2021(%)	2020 (%)
Minera Los Lagartos, S.A. de C.V.	Mexico	Juanicipio (44%)	100%	100%

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note.

The Juanicipio Entities, created for the purpose of holding and operating the Juanicipio Project, are held 56% by Fresnillo plc (“Fresnillo”) and 44% by the Company through Minera Los Lagartos, S.A. de C.V. Fresnillo is the operator of the Juanicipio Entities, and with its affiliates, beneficially owns 10.0% of the common shares of the Company as at December 31, 2021, as publicly reported. The Juanicipio Entities are governed by a shareholders agreement and corporate by-laws. All costs relating to the project and the Juanicipio Entities are required to be shared by the Company and Fresnillo pro-rata based on their ownership interests in the Juanicipio Entities (see Note 6).

As at December 31, 2021, Fresnillo and the Company have advanced $240,998 as shareholder loans (MAG’s 44% share $106,035) to the Juanicipio Entities, bearing interest at LIBOR + 2%.  The interest accrued within the Juanicipio Entities was capitalized to ‘Mineral interests, plant and equipment’ and the cumulative interest recorded by the Company on the loans totaling $1,883 has therefore been applied to the Investment in Juanicipio account reducing its balance as an eliminating related party entry (see Note 6).

During the year, compensation of key management personnel (including directors) was as follows:

	Year ended December 31,
	2021	2020
Salaries and other short term employee benefits	$1,941	$1,726
Share-based payments (Note 9(b), (c), and (d))	2,219	1,853
	$4,160	$3,579

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly, and consists of its Directors, the Chief Executive Officer and the Chief Financial Officer.